Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingencies	24Contingencies

Accounting policies
Contingent liabilities
A contingent liability is a liability of uncertain timing and amount. Contingencies are not recognized in the balance sheet because they are dependent on the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the company or because the risk of loss is estimated to be possible but not probable or because the amount cannot be measured reliably.
Contingent assets
Contingent assets are disclosed if the inflow of economic benefits is probable, but not virtually certain. If the inflow of economic benefits becomes virtually certain, the asset would no longer be contingent and its recognition appropriate.
Financial guarantees
Philips’ policy is to provide guarantees and other letters of support only in writing. Philips does not stand by other forms of support. The company recognizes a liability at the fair value of the obligation at the inception of a financial guarantee contract. The guarantee is subsequently measured at the higher of the best estimate of the obligation or the amount initially recognized less, when appropriate, cumulative amortization.

Accounting estimates and judgments
Significant judgment is required to determine the likelihood of a potential outflow of resources. In addition, judgment is involved in determining whether the amount of an obligation can be measured with sufficient reliability. Contingencies involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties, governmental actions, tax and environmental remediation.
Contingent assets require management to apply judgment, especially to estimate the likelihood of the inflow of economic benefits and timing of recognition.

Guarantees
The total fair value of guarantees recognized on the balance sheet amounts to EUR 2 million (December 31,
2024: nil). Remaining off-balance-sheet business related guarantees on behalf of third parties and associates amounted to EUR 4 million as of December 31, 2025, (December 31, 2024: EUR 343 million). The decrease compared to the prior year primarily reflects that the insurance‑related product‑liability exposure associated with the Respironics recall was settled and, accordingly, was no longer outstanding as of December 31, 2025.
Environmental remediation
The company and its subsidiaries are subject to environmental laws and regulations. Under these laws, the company and/or its subsidiaries may be required to remediate the effects of certain manufacturing activities on the environment.
Legal proceedings
The company and certain of its group companies and former group companies are involved as a party in legal proceedings, regulatory and other governmental proceedings, including discussions on potential remedial actions, relating to such matters as competition issues, commercial transactions, product liability, participations, and environmental pollution.
While it is not feasible to predict or determine the outcome of all pending or threatened legal proceedings, regulatory and governmental proceedings, the company is of the opinion that the cases described below may have, or have had in the recent past, a significant impact on the company’s consolidated financial position, results of operations and cash flows.
Respironics recall
On June 14, 2021, Philips subsidiary Philips RS North America LLC (Philips Respironics) issued a voluntary recall notification in the US and field safety notice outside the US for specific Philips Respironics CPAP, Bi-Level PAP, and mechanical ventilator devices (the “Recalled Devices”).
Consent decree
On August 26, 2021, the US Food and Drug Administration (FDA) commenced an inspection of the Philips
Respironics manufacturing facility in Murrysville, Pennsylvania, and provided Philips Respironics with its preliminary inspectional observations on November 9, 2021. In 2024, Philips Respironics reached an agreement with the US Department of Justice (DoJ), acting on behalf of the FDA, regarding the terms of a consent decree to resolve the identified issues in relation to the inspection.
DOJ investigation; state Attorneys General investigation
Philips Respironics and certain of Philips' subsidiaries in the US continue to cooperate with a criminal and civil investigation triggered by a subpoena received from the DOJ in 2022 to provide information related to events leading to the Respironics recall. In addition, the same entities are cooperating with an investigation initiated in 2024 by certain US state Attorneys General into trade practices related to the products subject of the
Respironics recall. While the outflow of economic resources in connection with these investigations is assessed as probable, given the current stage of the investigations, the company is not able to reliably estimate the financial impact.
Product liability claims
Following the voluntary recall notification, a number of civil complaints have been filed in several jurisdictions against Philips Respironics and certain of its affiliates (including the company) generally alleging economic loss, personal injury and/or the potential for personal injury allegedly caused by the recalled devices.
In the US, consumer and commercial class action lawsuits have been filed alleging economic loss and medical monitoring claims. Individual personal injury lawsuits have also been filed. On October 8, 2021, a Multi-District
Litigation (MDL) in the US District Court for the Western District of Pennsylvania was formed, and most of these class action and personal injury lawsuits have been consolidated in the MDL for pre-trial proceedings.
On September 7, 2023, Philips Respironics reached agreement on a class action settlement in relation to the economic loss class action complaint, for which the company recorded a EUR 575 million provision in the first quarter of 2023. The claims period concluded on August 9, 2024, and since then, the Claims Administrator has been processing claims, calculating relevant payment amounts, and making payments to eligible class members.
On May 9, 2024, Philips Respironics reached agreement on a class action settlement in relation to the medical monitoring class action complaint. Under the agreement, which became final in January 2025, the Philips defendants agreed to pay a capped amount of USD 25 million into a Qualified Settlement Fund for the benefit of eligible class members.
Also on May 9, 2024, Philips Respironics reached agreement on a private settlement in relation to US personal injury claims. Under the agreement, the Philips defendants have agreed to pay USD 1.075 billion to consist of
USD 25 million in notice and administrative costs and USD 1.050 billion into a Personal Injury Settlement Fund.
The settlement became final as at the registration deadline on January 31, 2025, registrations exceeded the required 95% of eligible claimants, and payment occurred in the first half of 2025. For those individuals who declined to participate in, or are ineligible for, the settlement, and who wish to litigate their personal injury claims, they will need to identify themselves after the registration deadline and then comply with court orders imposing certain discovery obligations on them, including with respect to early disclosure of their evidence on causation.
Philips Respironics and certain of its affiliates (including the company) continue to be defendants in consumer class action lawsuits in Australia and Canada and collective or group actions in Chile, France, Germany, Italy and the Netherlands, alleging economic loss and/or personal injury. In 2025, a class action in Israel was resolved while a class action filed in Italy was dismissed by the court and is pending appeal.
While the company believes it is probable that ongoing lawsuits will in the aggregate lead to an outflow of economic resources for Philips Respironics or other Philips entities, given the significant uncertainty regarding the nature of the relevant events and potential obligations, the company is not currently able to reliably estimate the amount of the obligation associated with these various lawsuits. The final outcome of the lawsuits and the remaining cost to resolve them cannot currently be determined due to a number of variables, including the early stages of some of these proceedings and uncertainty regarding the number of remaining claimants, their allegations, and their alleged injuries. The courts have not yet been asked to decide the question of whether any of the claimed injuries could have been caused by use of the recalled devices.
In 2024, the company and its insurance carriers reached an agreement on the basis of which the insurance carriers agreed to contribute EUR 540 million to cover product liability-related cash flows related to the
Respironics recall. This amount was paid in full to the company in 2024.
Securities claims
On August 16, 2021, a securities class action complaint was filed against the company, its former CEO and its former CFO in the US District Court for the Eastern District of New York alleging violations of the Securities
Exchange Act of 1934 causing damage to investors. On September 23, 2024, following amendments to the complaint, the court issued a decision dismissing all claims against the company’s former CFO and the former head of Philips Respironics but denying in part the motion to dismiss with respect to the company and its former CEO. The Court narrowed the class period and dismissed all claims based on statements made before
2018. The Court also dismissed all claims relating to certain categories of alleged misstatements. On October
28, 2024, the company and its former CEO moved for reconsideration of that portion of the decision denying their motion, and that motion was denied in November 2025. On February 28, 2025, plaintiffs moved for class certification, and that motion remains pending. On December 15, 2025, plaintiffs moved for leave to file a further amended complaint that would add certain additional allegations and the company’s current CEO as a defendant; the proposed amendment would not change the proposed class period. The Court granted plaintiffs’ motion for leave to amend and plaintiffs filed their amended complaint on December 29, 2025. On
January 30, 2026, defendants filed a motion to dismiss the further amended complaint.
In the Netherlands, six different parties (primarily commercially motivated litigation funders and investor advocacy organizations) representing both retail and institutional investors have approached the company, holding the company and its directors liable for alleged misstatements and failures to make timely disclosures in relation to the Respironics recall. As of December 31, 2025, two parties have filed a civil complaint with the
Amsterdam District Court. In addition, on December 31, 2025, the VEB, also on behalf of certain retail and institutional investors, filed a request for inquiry proceedings with the Enterprise Chamber of the Amsterdam
Court of Appeal. On January 9, 2026 and January 14, 2026, similar requests were filed by Vanguard on behalf of certain funds they manage and by Grant & Eisenhofer P.A. and Old Haven Funding LLC on behalf of certain investors.
It is the company’s assessment that it is possible but not probable that these cases could lead to a certain outflow of economic resources. The company is not able to reliably estimate the financial impact, if any. An adverse outcome of these cases could have a material impact on the company’s consolidated financial position, results of operations and cash flows.
SEC investigation
Following earlier requests for information from the US Securities and Exchange Commission (SEC), in March
2024, the company received a subpoena from the SEC relating to the Respironics recall and compliance with relevant securities laws. The investigation is not an indication that the SEC or its staff have determined that any violations of law have occurred. The company is fully cooperating with the investigation. It is the company's assessment that it is possible but not probable that this investigation could lead to certain outflow of resources. The company is not able to reliably estimate the financial impact, if any.
Other claims
On October 12, 2021, SoClean, a company offering ozone-based cleaning products for sleep devices, filed a lawsuit in the US against the company and certain of its affiliates alleging that the defendants’ statements about the potential adverse effect ozone cleaning may have on the recalled devices has significantly damaged its business. Philips believes that the claim is without merit. In November 2023, the court ruled on one of the motions to dismiss filed by defendants and partially dismissed some of SoClean’s claims. On January 4, 2024,
Philips and its affiliates filed their answer and counterclaims against SoClean and one of its affiliates. In
October 2024, the court partially dismissed some of the counterclaims. Philips and its affiliates are also pursuing claims against SoClean and one of its affiliates for contribution for personal injury settlement costs and/or personal injury liability incurred by the company or its affiliates. As of December 31, 2025, Philips and
SoClean have reached an agreement in principle, subject to documentation, to mutually resolve all pending litigation between them.
Other
In the second half of 2023, Electro Medical Systems S.A., a manufacturer of, among others, medical devices for dental prophylaxis, filed a lawsuit against the company alleging that the company materially breached its duties under a cooperation agreement entered into between the parties in 2016, claiming damages in excess of EUR 300 million, alleging loss of profit and lost increase in brand value. Philips disagrees with the allegations and has submitted its statement of defense in June 2024. A first Court hearing took take place in the first half of 2025. The case is now pending further instructions from the court.
Miscellaneous
For details on other contractual obligations, please refer to liquidity risk in Details of treasury and other financial risks.